Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 1,035,467	$ 949,538
Ireland
Segment Reporting Information [Line Items]
Assets	414,510	418,098
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	216,313	173,668
U.S.
Segment Reporting Information [Line Items]
Assets	363,527	329,971
Other
Segment Reporting Information [Line Items]
Assets	$ 41,117	$ 27,801